Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Goodwill [Line Items]
Goodwill (gross)	$ 3,527.1	$ 1,917.5	$ 1,794.4
Accumulated impairment losses	(640.4)	(427.8)	(427.8)
Goodwill	1,489.7	1,366.6
Goodwill	2,886.7	1,489.7
Goodwill acquired	1,611.0	123.4
Goodwill, Purchase Accounting Adjustments	(1.1)
Goodwill, Impairment Loss	(212.6)
Currency translation adjustment	(0.3)	(0.3)
Post Foods [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss	(181.3)
All reporting units excluding Dymatize [Member]
Goodwill [Line Items]
Weight of income approach used in measurement of goodwill impairment	75.00%
Weight of market approach used in measurement of goodwill impairment	25.00%
Dymatize [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss	(31.3)
Weight of income approach used in measurement of goodwill impairment	100.00%
Weight of market approach used in measurement of goodwill impairment	0.00%
Consumer Brands Segment [Member]
Goodwill [Line Items]
Goodwill (gross)	1,950.6	1,842.4	1,794.4
Accumulated impairment losses	(640.4)	(427.8)	(427.8)
Goodwill	1,414.6	1,366.6
Goodwill	1,310.2	1,414.6
Goodwill acquired	109.7	48.3
Goodwill, Purchase Accounting Adjustments	(1.1)
Goodwill, Impairment Loss	(212.6)
Currency translation adjustment	(0.4)	(0.3)
Michael Foods Group Segment [Member]
Goodwill [Line Items]
Goodwill (gross)	1,347.2	0	0
Accumulated impairment losses	0	0	0
Goodwill	0	0
Goodwill	1,347.2	0
Goodwill acquired	1,347.2	0
Goodwill, Purchase Accounting Adjustments	0
Goodwill, Impairment Loss	0
Currency translation adjustment	0	0
Private Label Segment [Member]
Goodwill [Line Items]
Goodwill (gross)	229.3	75.1	0
Accumulated impairment losses	0	0	0
Goodwill	75.1	0
Goodwill	229.3	75.1
Goodwill acquired	154.1	75.1
Goodwill, Purchase Accounting Adjustments	0
Goodwill, Impairment Loss	0
Currency translation adjustment	$ 0.1	$ 0